RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group
ISST	Equity method investment
Wuxi iCarnegie	Equity method investment
Shenke	Equity method investment
Chengdu-Medical	Equity method investment
Dalian iCarnegie	Equity method investment
Wuxi IoT	Equity method investment
Boxin	Cost method investment
Dynomedia, Inc.	Cost method investment

Details of related party balances as of December 31, 2010 and 2011 and transactions for the years ended December 31, 2009, 2010 and 2011 are as follows:

(1)	Amounts due from related parties:

	As of December 31, 2010	As of December 31, 2011
Boxin (i)	$1,372	$—
ISST (ii)	86	91
Wuxi iCarnegie (iii)	1,076	1,470
Shenke	—	7
Wuxi IoT	—	23

Total	$2,534	$1,591

(i)	Amount due from Boxin mainly represented project receivables from Boxin on behalf of the Group.
(ii)	Amount due from ISST represented a loan extended to ISST by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(iii)	Amount due from Wuxi iCarnegie as of December 31, 2011 represented an unsecured loan of $488 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $594 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $388.

(2)	Amounts due to related parties

	As of December 31, 2010	As of December 31, 2011
Boxin (i)	$369	$—
Wuxi iCarnegie (i)	607	94
ISST	5	—

	$981	$94

(i)	Amounts due to Boxin and Wuxi iCarnegie are related to operating expenses paid by these entities on behalf of the Group. All the amounts are unsecured and non-interest bearing.

(3)	Sales to related parties

	Years ended December 31,
	2009	2010	2011
Boxin	$276	$225	$520
Wuxi iCarnegie	$—	$28	$—
Wuxi IoT	$—	$—	$23
Shenke	$—	$—	$20

(4)	Purchase from related parties

	Years ended December 31,
	2009	2010	2011
Wuxi iCarnegie (i)	$—	$357	$1,159
ISST	$—	$—	$153

(i)	The purchase from Wuxi iCarnegie in 2011 is mainly related to the training expenses of $708 and subcontracting cost of $451 in 2011.